Financial liabilities - Prosynergia earn-out liability (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2022	Apr. 01, 2022	Dec. 31, 2024	Jun. 21, 2024	Mar. 28, 2024	Dec. 31, 2023	Nov. 02, 2023	Aug. 24, 2023	Aug. 20, 2023	Dec. 31, 2021
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities	€ 49,797		€ 114,004			€ 77,045
Volatility
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Share price
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Amount of reasonably possible increase in unobservable input, liabilities	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Risk-free rate
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Prosynergia earn-out liability
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities	€ 0
Prosynergia earn-out liability | Volatility
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1	€ 12
Prosynergia earn-out liability | Share price
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1	132
Prosynergia earn-out liability | Risk-free rate
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 1	17
Prosynergia
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Earn-out, market capitalization threshold		€ 300,000
Earn-out, percentage		1.00%
Earn-out, maximum amount		€ 4,000
Earn-out measured at fair value		€ 1,446